Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
October 31, 2021
AGRE-NPRT1-1221
1.9879813.105
Common Stocks - 99.5%
	Shares	Value ($)
Australia - 4.6%
Abacus Property Group unit	30,352	81,511
Arena (REIT) unit	23,928	80,999
Charter Hall Retail REIT	19,004	58,613
Ingenia Communities Group unit	1,784	8,737
National Storage REIT unit	60,960	109,599
TOTAL AUSTRALIA		339,459
Bailiwick of Guernsey - 1.6%
Sirius Real Estate Ltd.	62,682	115,979

Belgium - 0.6%
Aedifica SA	225	29,990
Inclusio SA	550	12,589
TOTAL BELGIUM		42,579
Canada - 4.2%
Boardwalk (REIT)	3,132	135,114
Dream Industrial (REIT)	8,946	122,523
Flagship Communities (REIT)	2,731	54,538
TOTAL CANADA		312,175
France - 3.2%
ARGAN SA	673	84,490
Covivio	594	51,362
Gecina SA	719	100,612
TOTAL FRANCE		236,464
Germany - 4.0%
Instone Real Estate Group BV (a)	4,940	130,203
Vonovia SE	2,767	167,801
TOTAL GERMANY		298,004
Hong Kong - 2.9%
Hysan Development Co. Ltd.	13,980	48,603
Link (REIT)	6,630	58,797
Sino Land Ltd.	85,449	112,241
TOTAL HONG KONG		219,641
Ireland - 2.1%
Hibernia (REIT) PLC	105,197	153,226

Italy - 0.6%
COIMA RES SpA (a)	5,963	47,701

Japan - 9.5%
Activia Properties, Inc.	6	24,598
Advance Residence Investment Corp.	13	42,727
Kenedix Residential Investment Corp.	37	71,152
LaSalle Logiport REIT	51	85,094
Mitsubishi Estate Co. Ltd.	11,905	180,920
Mitsui Fudosan Co. Ltd.	9,720	222,237
Mitsui Fudosan Logistics Park, Inc.	9	47,843
SRE Holdings Corp. (b)	420	29,178
TOTAL JAPAN		703,749
Luxembourg - 1.2%
Aroundtown SA	13,159	91,423

Singapore - 3.7%
CapitaMall Trust	57,485	91,652
Mapletree Commercial Trust	28,361	45,849
UOL Group Ltd.	26,026	139,539
TOTAL SINGAPORE		277,040
Sweden - 0.8%
Catena AB	1,027	62,543

United Kingdom - 4.2%
Assura PLC	53,809	53,684
Grainger Trust PLC	28,438	120,181
Segro PLC	2,931	51,845
Shaftesbury PLC	5,241	44,793
U & I Group PLC (b)	35,923	42,280
TOTAL UNITED KINGDOM		312,783
United States of America - 56.3%
American Assets Trust, Inc.	1,147	43,391
American Homes 4 Rent Class A	2,380	96,628
Apartment Income (REIT) Corp.	1,352	72,481
Crown Castle International Corp.	609	109,803
CubeSmart	2,829	155,623
DiamondRock Hospitality Co. (b)	4,650	42,036
Digital Realty Trust, Inc.	2,180	344,026
Duke Realty Corp.	4,568	256,904
Equinix, Inc.	163	136,442
Equity Lifestyle Properties, Inc.	2,196	185,584
Extra Space Storage, Inc.	839	165,593
Gaming & Leisure Properties	2,707	131,262
Highwoods Properties, Inc. (SBI)	928	41,612
Host Hotels & Resorts, Inc. (b)	4,746	79,875
Invitation Homes, Inc.	2,702	111,458
Kimco Realty Corp.	3,700	83,620
Lexington Corporate Properties Trust	3,364	49,013
Mack-Cali Realty Corp. (b)	1,689	30,723
Medical Properties Trust, Inc.	4,026	85,875
Mid-America Apartment Communities, Inc.	792	161,734
National Retail Properties, Inc.	2,151	97,569
Phillips Edison & Co., Inc.	853	25,709
Piedmont Office Realty Trust, Inc. Class A	1,509	26,800
Prologis (REIT), Inc.	2,991	433,575
Regency Centers Corp.	1,225	86,252
RLJ Lodging Trust	2,758	39,770
Ryman Hospitality Properties, Inc. (b)	329	28,143
Spirit Realty Capital, Inc.	1,385	67,768
Sun Communities, Inc.	680	133,266
UDR, Inc.	3,392	188,358
Ventas, Inc.	3,162	168,756
VEREIT, Inc.	2,282	114,785
VICI Properties, Inc.	3,371	98,939
Washington REIT (SBI)	1,823	46,213
Welltower, Inc.	3,169	254,788
TOTAL UNITED STATES OF AMERICA		4,194,374
TOTAL COMMON STOCKS (Cost $5,928,053)		7,407,140

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $35,176)	35,169	35,176

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,963,229)	7,442,316
NET OTHER ASSETS (LIABILITIES) - 0.0%	932
NET ASSETS - 100.0%	7,443,248

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,904 or 2.4% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	64,844	424,231	453,899	8	-	-	35,176	0.0%
Total	64,844	424,231	453,899	8	-	-	35,176

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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